INVENTORIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
INVENTORIES
Merchandise	¥ 69,397	¥ 2,169
Supplies	4,073	6,833
Total	¥ 73,470	¥ 9,002